Condensed Financial Information (Parent Company Only) - Condensed Statements of Cash Flows (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Operating Activities
Net income	$ 3,213,645	$ 3,567,024
Stock-based compensation expense	90,162	67,931
Net cash provided by operating activities	5,083,916	4,336,450
Investing Activity
Net cash used in investing activities	(4,319,344)	(18,063,761)
Financing Activities
Dividends paid	(565,526)	(748,986)
Stock repurchase	(1,596,959)	(230,520)
Exercise of stock options	90,254	16,790
Net cash provided by (used in) financing activities	(1,959,413)	9,633,075
Net Change in Cash and Cash Equivalents	(1,194,841)	(4,094,236)
Cash and Cash Equivalents, Beginning of Year	7,293,711	11,387,947
Cash and Cash Equivalents, End of Year	6,098,870	7,293,711
Parent Company
Operating Activities
Net income	3,213,645	3,567,024
Items not providing cash, net	(1,982,245)	(2,801,596)
Stock-based compensation expense	90,162	67,931
Change in other assets and liabilities, net	112,013	(156,994)
Net cash provided by operating activities	1,433,575	676,365
Investing Activity
Loan payment from subsidiary	35,527	34,409
Net cash used in investing activities	35,527	34,409
Financing Activities
Dividends paid	(565,526)	(748,896)
Stock repurchase	(1,596,959)	(230,520)
Exercise of stock options	90,254	16,790
Net cash provided by (used in) financing activities	(2,072,231)	(962,626)
Net Change in Cash and Cash Equivalents	(603,129)	(251,852)
Cash and Cash Equivalents, Beginning of Year	4,083,024	4,334,876
Cash and Cash Equivalents, End of Year	$ 3,479,895	$ 4,083,024